Fair Value Measurements (Details) - Retirement Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 17,539,923,000	$ 15,605,131,000
Redemptions Less Than 20%
EBP, Investment, Fair Value and NAV [Line Items]
Termination disbursement period	90 days
Notice period	5 days
Investment, excluding plan interest in master trust, percentage	20.00%
Redemptions Greater Than 20%
EBP, Investment, Fair Value and NAV [Line Items]
Notice period	15 days
Investment, excluding plan interest in master trust, percentage	20.00%
FIAM Small Cap Core Class
EBP, Investment, Fair Value and NAV [Line Items]
Notice period	15 days
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 3,231,707,000	3,051,896,000
Total | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	2,258,639,000	2,199,187,000
Total | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	582,677,000	594,778,000
Total | Self Directed Brokerage Window
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	390,391,000	257,931,000
(Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	3,231,707,000	3,051,896,000
(Level 1) | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	2,258,639,000	2,199,187,000
(Level 1) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	582,677,000	594,778,000
(Level 1) | Self Directed Brokerage Window
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	390,391,000	257,931,000
(Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
(Level 2) | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
(Level 2) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0
(Level 2) | Self Directed Brokerage Window
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
(Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
(Level 3) | Registered Investment Companies
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
(Level 3) | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0
(Level 3) | Self Directed Brokerage Window
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Common Collective Trusts, Net Asset Value | Common Collective Trusts, Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	13,633,116,000	$ 12,553,235,000
Common Collective Trusts, Net Asset Value | Pooled Separate Account, Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 675,100,000